Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 20, 2012
Registrant Name	dei_EntityRegistrantName	Credit Suisse Commodity Strategy Funds
Central Index Key	dei_EntityCentralIndexKey	0001291446
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 26, 2012
Credit Suisse Commodity ACCESS Strategy Fund (Prospectus Summary) | Credit Suisse Commodity ACCESS Strategy Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRCAX
Credit Suisse Commodity ACCESS Strategy Fund (Prospectus Summary) | Credit Suisse Commodity ACCESS Strategy Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRCCX
Credit Suisse Commodity ACCESS Strategy Fund (Prospectus Summary) | Credit Suisse Commodity ACCESS Strategy Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRCIX